Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Apr. 27, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Risk/Return:
Trading Symbol	SDGIX
Dreyfus/Standish Global Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSDYX